Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in Carrying Amount of Goodwill
Goodwill	$ 52.5	$ 52.5	$ 52.5
Impairment Losses	0.0	0.0
Corporate and Other [Member]
Changes in Carrying Amount of Goodwill
Goodwill	37.1	37.1	37.1
Impairment Losses	0.0	0.0
Generation and Marketing [Member]
Changes in Carrying Amount of Goodwill
Goodwill	15.4	15.4	$ 15.4
Impairment Losses	$ 0.0	$ 0.0